Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	June 30,	December 31,
	2026	2025
	£ 000	£ 000
Trade payables	9,741	9,573
Accrued expenses	23,986	22,094
Amounts due to related parties	—	139
Social security and other taxes	3,846	1,230
Outstanding defined contribution pension costs	481	423
	38,054	33,459